BALANCE SHEETS	Dec. 31, 2021 USD ($)
CURRENT ASSETS
Cash	$ 3,913
Total current assets	3,913
Deferred offering costs	323,116
TOTAL ASSETS	327,029
CURRENT LIABILITIES
Accounts payable and accrued expenses	6,000
Accrued offering costs	225,000
Note payable - related party	80,000
Franchise tax payable	2,400
Total liabilities	313,400
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 770,221 shares and 11,500,000 shares, respectively, subject to possible redemption) as of June 30, 2023 and December 31, 2022	287	[1]
Additional paid-in capital	24,713
Accumulated deficit	(11,371)
Total stockholders' deficit	13,629
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	$ 327,029

[1]	Comprised of 2,875,000 Founder Shares and 376,000 shares of common stock included in the sale of the Private Placement Units